Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Schedule of goodwill by segment from acquisitions

	Advertising	MVAS	Total
	(In thousands)
Balances at December 31, 2010	$15,159	$68,891	$84,050
Impairment	—	(68,891)	(68,891)
Balances at December 31, 2011	$15,159	$—	$15,159

Schedule of intangible assets

	December 31, 2011			December 31, 2010
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(In thousands)			(In thousands)
Technology*	$11,012	$(10,923)	$89	$11,012	$(10,567)	$445
Software*	1,844	(1,844)	—	1,844	(1,536)	308
Other	775	(49)	726	775	(4)	771
Total	$13,631	$(12,816)	$815	$13,631	$(12,107)	$1,524

*       Intangible assets are amortized over the estimated useful lives in the range of two to ten years.

Schedule of estimated amortization expenses

Year Ended December 31,	(In thousands)
2012	$134
2013	45
2014	45
2015	45
Thereafter	224
Total expected amortization expense	$493